Accumulated Other Comprehensive Loss - Schedule of Accumulated Other comprehensive loss (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized (loss) gain on qualifying cash flow hedging instruments	$ (436)	$ 17
Pension adjustments, net of tax recoveries	(19,050)	(18,919)
Unrealized loss on marketable securities	(379)	(171)
Foreign exchange gain on currency translation	1,841	1,884
Accumulated other comprehensive loss	$ (18,024)	$ (17,189)